Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

22.                Related Party Transactions

As explained in Note 7, by July 2010, Mr. Ding completed the transfer of his interest in the Guangzhou property to the Company at cost of RMB72.2 million, of which approximately RMB44.4 million and nil remained outstanding and included under accrued liabilities and other payables as of December 31, 2010 and 2011, respectively (see Note 13).

On May 4, 2009, an employee of the Company incorporated Zhejiang Province NetEase Foundation (“NetEase Foundation”) and members of its board consisted of the Company’s Chief Executive Officer and certain senior managers. The initial share capital of RMB10.0 million at the formation of NetEase Foundation was donated by NetEase Beijing. Throughout 2009, NetEase Beijing made a total contribution of approximately RMB10.4 million, including the foregoing initial share capital contribution to NetEase Foundation. As of December 31, 2009, NetEase Foundation was still in the process of applying for the approved charitable organization status under the relevant Chinese income tax laws. Accordingly, NetEase Beijing did not record any tax benefit associated with its donation made to NetEase Foundation in 2009.  In April 2010, NetEase Foundation received the relevant government authority’s approval and became an approved charitable organization; hence, NetEase Beijing recognized the tax benefit for its 2009 contribution in fiscal year 2010 accordingly.  During 2010 and 2011, NetEase Foundation received donations totaling RMB26.2 million and RMB0.6 million, respectively, from certain subsidiaries of the Company. There was no outstanding balance between the Company and NetEase Foundation as of December 31, 2010 and 2011.

The principal objectives of the NetEase Foundation are to provide disaster relief and reconstruction after disaster, helping the poor and the elderly with no family support as well as promotion and support of other charitable activities.